Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Earnings per share [abstract]
Profit attributable to ordinary shareholders	£ 2,274	£ 1,778	£ 2,145
Weighted-average number of ordinary shares in issue – basic (in shares)	60,320	61,385	63,453
Adjustment for share options and awards (in shares)	739	329	600
Weighted-average number of ordinary shares in issue – diluted (in shares)	61,059	61,714	64,053
Basic earnings per share (in GBP per share)	£ 0.038	£ 0.029	£ 0.034
Diluted earnings per share (in GBP per share)	£ 0.037	£ 0.029	£ 0.033